Description of Business and Organization - Schedule of Unaudited Consolidated Proforma Acquisitions (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Total Revenues	$ 4,221.6	$ 4,316.2
Net income	301.7	32.4
Net income attributable to non-controlling interests	20.7	(451.6)
Net income attributable to Restaurant Brands International Inc.	281.0	484.0
Preferred shares dividends	270.0	270.0
Accretion of preferred shares to redemption value		546.4
Net income (loss) attributable to common shareholders	$ 11.0	$ (332.4)
Earnings (loss) per common share:
Basic	$ 0.06	$ (1.72)
Diluted	$ 0.06	$ (1.72)